CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 1,466,698	$ 200,937	¥ 1,498,029	¥ 1,257,874
Cost of revenues		(567,585)	(77,758)	(544,336)	(393,292)
Gross profit		899,113	123,179	953,693	864,582
Operating expenses:
Sales and marketing expenses		(494,493)	(67,745)	(520,451)	(472,092)
General and administrative expenses		(324,073)	(44,398)	(290,765)	(260,208)
Research and development expenses		(165,030)	(22,609)	(203,524)	(235,087)
Impairment of goodwill		(540,009)	(73,981)	0	0
Total operating expenses		(1,523,605)	(208,733)	(1,014,740)	(967,387)
Loss from operations		(624,492)	(85,554)	(61,047)	(102,805)
Other income/(expenses):
Investment income, net		11,020	1,510	12,004	4,264
Interest income, net		46,507	6,371	48,843	28,883
Exchange (losses)/gains		112	15	(662)	(492)
Impairment of long-term investment		(7,350)	(1,007)	(444)	(7,945)
Share of losses of equity method investee		(15,015)	(2,057)	(12,723)	(17,223)
Others, net		1,131	155	21,898	8,246
(Loss)/Income before tax		(588,087)	(80,567)	7,869	(87,072)
Income tax benefits		905	124	18,075	20,965
Net (loss)/income		(587,182)	(80,443)	25,944	(66,107)
Net loss/(income) attributable to non-controlling interests		(2,345)	(321)	(4,664)	553
Net (loss)/income attributable to So-Young International Inc.		(589,527)	(80,764)	21,280	(65,554)
Other comprehensive income:
Foreign currency translation adjustment		13,375	1,832	14,078	87,998
Total other comprehensive income		13,375	1,832	14,078	87,998
Total comprehensive income / (loss):		(573,807)	(78,611)	40,022	21,891
Comprehensive loss/(income) attributable to non-controlling interests		(2,345)	(321)	(4,664)	553
Comprehensive income/(loss) attributable to So-Young International Inc.		¥ (576,152)	$ (78,932)	¥ 35,358	¥ 22,444
Net (loss)/earnings per ordinary share
Weighted average number of ordinary shares used in computing (loss)/earnings per share, basic*	[1]	79,384,454	79,384,454	77,646,899	82,665,269
Weighted average number of ordinary shares used in computing (loss)/earnings per share, diluted*	[1]	79,384,454	79,384,454	78,054,950	82,665,269
Ordinary shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - basic | (per share)		¥ (7.43)	$ (1.02)	¥ 0.27	¥ (0.79)
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - diluted | (per share)		(7.43)	(1.02)	0.27	(0.79)
American Depository Shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - basic | (per share)		(5.72)	(0.78)	0.21	(0.61)
Net (loss)/earnings per ordinary share attributable to So-Young International Inc. - diluted | (per share)		¥ (5.72)	$ (0.78)	¥ 0.21	¥ (0.61)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses		¥ (289)	$ (40)	¥ (1,800)	¥ (8,282)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(659)	(90)	(5,680)	(6,781)
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(29,527)	(4,045)	(23,590)	(19,021)
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses		(2,180)	(299)	(5,251)	(9,252)
Information, reservation services and others
Revenues
Total revenues		929,455	127,335	1,151,532	998,808
Aesthetic treatment services
Revenues
Total revenues		169,263	23,189	12,959
Sales of medical products and maintenance services
Revenues
Total revenues		367,980	50,413	333,538	259,066
Cost of information, reservation services and others
Revenues
Cost of revenues		(252,841)	(34,639)	(375,986)	(253,531)
Cost of aesthetic treatment services
Revenues
Cost of revenues		(131,580)	(18,026)	(9,596)
Cost of medical products sold and maintenance services
Revenues
Cost of revenues		¥ (183,164)	$ (25,093)	¥ (158,754)	¥ (139,761)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.